John Hancock
Short Duration Credit Opportunities Fund
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.5%					$4,042,359
(Cost $4,041,639)
U.S. Government Agency 0.5%					4,042,359
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	2.221	12-01-42		593,345	608,073
30 Yr Pass Thru (12 month LIBOR + 1.623%) (A)	2.543	04-01-46		1,136,457	1,156,958
30 Yr Pass Thru (12 month LIBOR + 1.619%) (A)	4.636	05-01-43		223,271	230,740
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	4.775	01-01-37		48,450	50,855
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.600%) (A)	2.299	08-01-45		196,808	200,228
30 Yr Pass Thru (12 month LIBOR + 1.582%) (A)	2.844	12-01-44		816,557	833,227
30 Yr Pass Thru (12 month LIBOR + 1.778%) (A)	4.448	04-01-44		381,683	402,128
30 Yr Pass Thru (1 Year CMT + 2.228%) (A)	4.476	01-01-37		231,613	244,494
30 Yr Pass Thru (12 month LIBOR + 1.765%) (A)	4.740	10-01-38		116,364	122,597
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		94,955	103,553

30 Yr Pass Thru	6.000	08-15-35		78,782	89,506
Foreign government obligations 11.4%					$95,470,750
(Cost $95,934,035)
Angola 0.2%					2,103,376
Republic of Angola
Bond (6 month LIBOR + 4.500%) (A)	7.391	12-07-23		189,000	177,660
Bond (B)	9.375	05-08-48		368,000	388,774
Bond	9.500	11-12-25		285,000	322,042
Bond (6 month LIBOR + 7.500%) (A)	9.713	07-01-23		1,115,385	1,214,900
Argentina 0.5%					4,072,487
Republic of Argentina
Bond	3.375	01-15-23	EUR	423,000	178,334
Bond	4.500	02-13-20		396,000	134,640
Bond	4.625	01-11-23		959,000	384,559
Bond	5.000	01-15-27	EUR	107,000	45,199
Bond	5.625	01-26-22		258,000	109,395
Bond	6.875	04-22-21		643,000	289,356
Bond	7.820	12-31-33	EUR	5,258,457	2,787,993
Bond	8.280	12-31-33		280,408	143,011
Azerbaijan 0.0%					296,434
Republic of Azerbaijan
Bond (B)	3.500	09-01-32		306,000	296,434
Bahrain 0.1%					829,855
Kingdom of Bahrain
Bond (B)	6.000	09-19-44		140,000	140,700
Bond	6.125	08-01-23		200,000	217,996
Bond (B)	7.000	10-12-28		408,000	471,159
Belarus 0.1%					506,480
Republic of Belarus
Bond	6.200	02-28-30		200,000	213,641
Bond	7.625	06-29-27		255,000	292,839
Benin 0.1%					491,907
Republic of Benin
Bond (B)	5.750	03-26-26	EUR	428,000	491,907
Bolivia 0.1%					537,062
Plurinational State of Bolivia
Bond	4.500	03-20-28		576,000	537,062
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil 0.8%					$6,725,292
Brazil Minas SPE
Bond	5.333	02-15-28		1,183,500	1,257,481
Bond (B)	5.333	02-15-28		107,100	113,795
Federative Republic of Brazil
Bill (C)	4.260	07-01-20	BRL	480,000	116,349
Bond	4.500	05-30-29		208,000	219,130
Bond	4.625	01-13-28		8,000	8,564
Bond	5.000	01-27-45		1,126,000	1,170,488
Bond	5.625	01-07-41		315,000	353,197
Bond	8.250	01-20-34		152,000	210,142
Note	10.000	01-01-21	BRL	5,350,000	1,457,381
Note	10.000	01-01-23	BRL	2,080,000	602,653
Note	10.000	01-01-25	BRL	490,000	147,378
Note	10.000	01-01-27	BRL	2,740,000	848,794
Note	10.000	01-01-29	BRL	695,000	219,940
Cameroon 0.0%					103,316
Republic of Cameroon
Bond (B)	9.500	11-19-25		94,000	103,316
Chile 0.1%					764,471
Republic of Chile
Bond	4.500	03-01-26	CLP	280,000,000	413,604
Bond (B)	4.700	09-01-30	CLP	230,000,000	350,867
Colombia 0.6%					5,047,347
Bogota Distrito Capital
Bond	9.750	07-26-28	COP	427,000,000	142,439
Republic of Colombia
Bond	3.875	04-25-27		95,000	101,223
Bond	4.375	03-21-23	COP	3,030,000,000	879,217
Bond	4.500	01-28-26		325,000	355,550
Bond	4.500	03-15-29		628,000	701,168
Bond	5.000	06-15-45		143,000	166,382
Bond	5.200	05-15-49		568,000	682,458
Bond	8.125	05-21-24		312,000	384,933
Bond	9.850	06-28-27	COP	3,200,000,000	1,187,370
Bond	10.375	01-28-33		278,000	446,607
Costa Rica 0.0%					191,502
Republic of Costa Rica
Bond	4.375	04-30-25		200,000	191,502
Czech Republic 0.1%					918,128
Czech Republic
Bond	0.250	02-10-27	CZK	10,110,000	406,877
Bond	0.950	05-15-30	CZK	8,470,000	353,482
Bond	1.000	06-26-26	CZK	2,620,000	112,186
Bond	2.750	07-23-29	CZK	930,000	45,583
Dominican Republic 0.3%					2,125,232
Government of Dominican Republic
Bond	5.500	01-27-25		202,000	215,385
Bond (B)	5.875	04-18-24		93,000	99,162
Bond	5.950	01-25-27		290,000	318,278
Bond	6.600	01-28-24		347,000	383,438
Bond	6.875	01-29-26		347,000	396,451
Bond (B)	7.450	04-30-44		595,000	712,518
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Ecuador 0.2%					$1,813,823
Republic of Ecuador
Bond	7.875	01-23-28		885,000	792,960
Bond	8.875	10-23-27		505,000	470,408
Bond (B)	10.750	01-31-29		545,000	550,455
Egypt 0.5%					4,090,409
Arab Republic of Egypt
Bond (B)	4.750	04-16-26	EUR	125,000	142,862
Bond (B)	5.577	02-21-23		192,000	196,926
Bond (B)	5.625	04-16-30	EUR	1,415,000	1,582,511
Bond (B)	6.125	01-31-22		609,000	629,727
Bond (B)	6.375	04-11-31	EUR	226,000	261,863
Bond (B)	8.500	01-31-47		1,071,000	1,127,882
Bond	15.600	08-06-26	EGP	2,270,000	148,638
El Salvador 0.1%					893,731
Republic of El Salvador
Bond (B)	7.375	12-01-19		180,000	180,002
Bond	7.650	06-15-35		456,000	495,905
Bond	8.250	04-10-32		189,000	217,824
Gabon 0.0%					218,860
Republic of Gabon
Bond (B)	6.950	06-16-25		217,000	218,860
Ghana 0.2%					1,625,035
Republic of Ghana
Bond (B)	7.875	03-26-27		167,000	173,324
Bond (B)	8.125	01-18-26		139,000	147,290
Bond (B)	8.627	06-16-49		596,000	595,628
Bond (B)	8.950	03-26-51		84,000	84,903
Bond (B)	10.750	10-14-30		494,000	623,890
Hungary 0.1%					993,187
Republic of Hungary
Bond	5.375	03-25-24		147,000	165,419
Bond	5.750	11-22-23		516,000	582,977
Bond	7.625	03-29-41		149,000	244,791
Indonesia 0.8%					6,852,320
Republic of Indonesia
Bond (B)	3.850	07-18-27		1,339,000	1,425,951
Bond (B)	4.350	01-08-27		305,000	333,952
Bond	4.750	02-11-29		404,000	459,686
Bond	5.250	01-17-42		673,000	801,919
Bond (B)	5.250	01-08-47		52,000	63,456
Bond	7.500	08-15-32	IDR	2,920,000,000	210,258
Bond	7.500	05-15-38	IDR	2,889,000,000	204,861
Bond	8.250	05-15-36	IDR	8,904,000,000	671,626
Bond	8.375	03-15-24	IDR	13,640,000,000	1,042,070
Bond	8.375	09-15-26	IDR	10,150,000,000	789,988
Bond	8.375	03-15-34	IDR	9,130,000,000	703,189
Bond	8.375	04-15-39	IDR	1,902,000,000	145,364
Ivory Coast 0.1%					715,646
Republic of Ivory Coast
Bond (B)	5.875	10-17-31	EUR	286,000	323,008
Bond	6.125	06-15-33		400,000	392,638
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Jamaica 0.1%					$513,484
Government of Jamaica
Bond	7.875	07-28-45		389,000	513,484
Jordan 0.1%					549,538
Kingdom of Jordan
Bond (B)	5.750	01-31-27		531,000	549,538
Kenya 0.1%					999,671
Republic of Kenya
Bond	6.875	06-24-24		339,000	360,186
Bond (B)	7.000	05-22-27		211,000	221,080
Bond (B)	8.000	05-22-32		185,000	197,061
Bond	8.250	02-28-48		211,000	221,344
Lebanon 0.1%					853,304
Republic of Lebanon
Bond	6.250	11-04-24		221,000	124,457
Bond	6.600	11-27-26		24,000	13,260
Bond	6.650	04-22-24		858,000	487,917
Bond	6.650	11-03-28		82,000	44,916
Bond	8.250	04-12-21		264,000	182,754
Malaysia 0.1%					758,911
Government of Malaysia
Bond	3.620	11-30-21	MYR	180,000	43,516
Bond	3.733	06-15-28	MYR	570,000	138,741
Bond	3.885	08-15-29	MYR	430,000	106,723
Bond	3.900	11-30-26	MYR	165,000	40,568
Bond	3.906	07-15-26	MYR	1,250,000	308,124
Bond	4.498	04-15-30	MYR	470,000	121,239
Mexico 0.7%					5,462,047
Government of Mexico
Bond	3.750	01-11-28		271,000	282,656
Bond	4.350	01-15-47		203,000	210,903
Bond	4.500	04-22-29		1,188,000	1,306,812
Bond	4.750	03-08-44		128,000	139,713
Bond	5.750	03-05-26	MXN	12,120,000	599,633
Bond	7.500	06-03-27	MXN	15,710,000	853,378
Bond	7.750	11-13-42	MXN	8,680,000	481,995
Bond	10.000	12-05-24	MXN	26,652,500	1,586,957
Nigeria 0.2%					1,706,014
Federal Republic of Nigeria
Bond (B)	6.500	11-28-27		1,078,000	1,081,417
Bond (B)	7.143	02-23-30		216,000	217,032
Bond (B)	7.625	11-28-47		268,000	261,890
Bond (B)	7.875	02-16-32		141,000	145,675
Oman 0.2%					1,991,401
Sultanate of Oman
Bond	3.625	06-15-21		521,000	521,489
Bond (B)	3.875	03-08-22		296,000	296,224
Bond (B)	4.875	02-01-25		10,000	10,047
Bond (B)	5.375	03-08-27		831,000	824,066
Bond (B)	6.000	08-01-29		340,000	339,575
Pakistan 0.1%					716,712
Republic of Pakistan
Bond	6.875	12-05-27		716,000	716,712
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Panama 0.2%					$1,623,589
Republic of Panama
Bond	3.160	01-23-30		1,062,000	1,096,515
Bond	3.750	03-16-25		499,000	527,074
Papua New Guinea 0.1%					1,104,675
Independent State of Papua New Guinea
Bond (B)	8.375	10-04-28		1,030,000	1,104,675
Paraguay 0.1%					832,047
Republic of Paraguay
Bond (B)	5.400	03-30-50		318,000	360,138
Bond (B)	6.100	08-11-44		388,000	471,909
Peru 0.2%					1,759,737
Republic of Peru
Bond (B)	5.400	08-12-34	PEN	440,000	141,256
Bond	5.625	11-18-50		170,000	249,052
Bond (B)	5.940	02-12-29	PEN	697,000	236,149
Bond (B)	6.150	08-12-32	PEN	2,621,000	899,878
Bond	6.550	03-14-37		160,000	233,402
Poland 0.3%					2,669,047
Republic of Poland
Bond	2.000	04-25-21	PLN	420,000	110,955
Bond	2.500	01-25-23	PLN	1,814,000	487,808
Bond	2.500	04-25-24	PLN	1,290,000	348,987
Bond	2.500	07-25-26	PLN	3,316,000	901,224
Bond	2.750	04-25-28	PLN	1,480,000	411,505
Bond	4.000	10-25-23	PLN	500,000	142,445
Bond	5.750	09-23-22	PLN	910,000	266,123
Qatar 0.4%					3,170,390
State of Qatar
Bond (B)	4.000	03-14-29		1,258,000	1,394,818
Bond (B)	4.500	04-23-28		199,000	227,847
Bond	4.817	03-14-49		614,000	753,685
Bond (B)	5.103	04-23-48		424,000	539,540
Bond	5.103	04-23-48		200,000	254,500
Romania 0.2%					1,743,837
Government of Romania
Bond	3.875	10-29-35	EUR	363,000	482,823
Bond	4.125	03-11-39	EUR	143,000	192,558
Bond (B)	4.625	04-03-49	EUR	136,000	197,337
Bond	5.000	02-12-29	RON	1,485,000	369,761
Bond	5.125	06-15-48		434,000	501,358
Russia 0.8%					6,701,173
Government of Russia
Bond	4.250	06-23-27		600,000	644,024
Bond	4.750	05-27-26		800,000	880,963
Bond	4.875	09-16-23		200,000	218,820
Bond	5.100	03-28-35		400,000	461,288
Bond	5.250	06-23-47		1,000,000	1,196,725
Bond	7.050	01-19-28	RUB	51,960,000	848,409
Bond	7.400	12-07-22	RUB	40,890,000	663,608
Bond	7.700	03-23-33	RUB	28,427,000	488,099
Bond	7.750	09-16-26	RUB	31,960,000	540,538
Bond	7.950	10-07-26	RUB	21,710,000	370,230
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Russia (continued)
Bond	8.150	02-03-27	RUB	22,520,000	$388,469
Saudi Arabia 0.3%					2,417,024
Kingdom of Saudi Arabia
Bond (B)	3.625	03-04-28		263,000	277,203
Bond (B)	4.500	04-17-30		106,000	120,211
Bond	4.500	10-26-46		1,137,000	1,254,180
Bond (B)	4.625	10-04-47		212,000	237,932
Bond (B)	5.000	04-17-49		195,000	231,750
KSA Sukuk, Ltd.
Bond (B)	3.628	04-20-27		282,000	295,748
Senegal 0.1%					572,451
Republic of Senegal
Bond (B)	6.250	05-23-33		560,000	572,451
South Africa 0.5%					4,264,411
Republic of South Africa
Bond	4.665	01-17-24		56,000	58,380
Bond	4.875	04-14-26		591,000	610,124
Bond	5.000	10-12-46		55,000	50,382
Bond	5.750	09-30-49		400,000	387,048
Bond	5.875	06-22-30		164,000	174,340
Bond	6.250	03-31-36	ZAR	24,180,000	1,143,308
Bond	6.300	06-22-48		78,000	82,640
Bond	7.000	02-28-31	ZAR	10,650,000	587,528
Bond	8.875	02-28-35	ZAR	1,720,000	105,641
Bond	10.500	12-21-26	ZAR	14,670,000	1,065,020
Sri Lanka 0.3%					2,154,824
Republic of Sri Lanka
Bond (B)	5.750	04-18-23		288,000	288,319
Bond (B)	6.125	06-03-25		393,000	387,278
Bond	6.200	05-11-27		196,000	187,796
Bond	6.250	07-27-21		477,000	485,148
Bond (B)	6.750	04-18-28		624,000	607,588
Bond (B)	7.850	03-14-29		192,000	198,695
Suriname 0.0%					97,417
Government of Suriname
Bond	9.250	10-26-26		115,000	97,417
Thailand 0.2%					1,861,776
Kingdom of Thailand
Bond	2.875	12-17-28	THB	24,760,000	912,737
Bond	3.775	06-25-32	THB	22,930,000	949,039
Tunisia 0.0%					320,462
Banque Centrale de Tunisia
Bond	5.625	02-17-24	EUR	294,000	320,462
Turkey 0.5%					4,349,875
Hazine Mustesarligi Varlik Kiralama AS
Bond (B)	5.800	02-21-22		119,000	120,944
Republic of Turkey
Bond	5.125	02-17-28		75,000	69,862
Bond	5.750	03-22-24		100,000	100,746
Bond	5.750	05-11-47		754,000	647,035
Bond	6.000	03-25-27		165,000	163,485
Bond	6.125	10-24-28		389,000	383,392
Bond	6.250	09-26-22		946,000	978,829
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Turkey (continued)
Bond	6.875	03-17-36		177,000	$174,738
Bond	7.375	02-05-25		521,000	559,398
Bond	7.400	02-05-20	TRY	740,000	127,880
Bond	8.000	03-12-25	TRY	3,510,000	502,012
Bond	10.700	02-17-21	TRY	1,210,000	208,571
Bond	10.700	08-17-22	TRY	490,000	82,020
Bond	11.000	02-24-27	TRY	1,426,000	230,963
Ukraine 0.3%					2,220,462
Republic of Ukraine
Bond (B)	6.750	06-20-26	EUR	301,000	370,929
Bond (B)	7.375	09-25-32		189,000	197,694
Bond (B)	7.750	09-01-26		248,000	266,290
Bond (B)	7.750	09-01-27		431,000	463,282
Bond (B)	8.994	02-01-24		564,000	627,450
Bond (B)	9.750	11-01-28		248,000	294,817
United Arab Emirates 0.0%					285,993
Abu Dhabi Government
Bond (B)	4.125	10-11-47		248,000	285,993
Uruguay 0.1%					995,971
Republic of Uruguay
Bond	4.125	11-20-45		197,000	210,053
Bond	5.100	06-18-50		606,865	726,721
Bond (B)	8.500	03-15-28	UYU	2,670,000	59,197
Venezuela 0.0%					142,553
Republic of Venezuela
Bond (D)	7.750	10-13-19		1,374,000	142,553
Zambia 0.1%					716,054
Republic of Zambia
Bond (B)	5.375	09-20-22		126,000	86,895

Bond (B)	8.500	04-14-24		898,000	629,159
Corporate bonds 38.4%					$322,107,557
(Cost $311,584,003)
Communication services 4.7%					39,047,756
Diversified telecommunication services 0.9%
Altice France SA (B)	7.375	05-01-26		845,000	904,864
AT&T, Inc.	4.350	03-01-29		1,950,000	2,159,730
Axtel SAB de CV (B)	6.375	11-14-24		214,000	223,373
Intelsat Jackson Holdings SA	5.500	08-01-23		525,000	490,875
Midcontinent Communications (B)	5.375	08-15-27		230,000	240,925
UPCB Finance IV, Ltd. (B)	5.375	01-15-25		485,000	500,156
Verizon Communications, Inc.	4.329	09-21-28		1,900,000	2,162,281
Zayo Group LLC (B)	5.750	01-15-27		725,000	736,876
Ziggo BV (B)	5.500	01-15-27		510,000	536,127
Entertainment 0.3%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24		625,000	599,750
Live Nation Entertainment, Inc. (B)	4.750	10-15-27		480,000	500,448
Netflix, Inc.	4.875	04-15-28		690,000	712,970
Netflix, Inc. (B)	4.875	06-15-30		305,000	308,355
Interactive media and services 0.3%
Tencent Holdings, Ltd. (B)	3.595	01-19-28		2,075,000	2,162,078
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 2.5%
AMC Networks, Inc.	4.750	08-01-25	750,000	$757,500
Cablevision Systems Corp.	5.875	09-15-22	515,000	555,556
CCO Holdings LLC (B)	5.125	05-01-27	520,000	547,950
CCO Holdings LLC (B)	5.375	06-01-29	590,000	629,825
CCO Holdings LLC (B)	5.500	05-01-26	410,000	432,038
Charter Communications Operating LLC	6.484	10-23-45	2,675,000	3,287,156
Comcast Corp.	3.969	11-01-47	2,000,000	2,197,708
Cox Communications, Inc. (B)	3.500	08-15-27	2,050,000	2,165,207
CSC Holdings LLC (B)	7.500	04-01-28	1,270,000	1,428,750
Discovery Communications LLC	5.000	09-20-37	2,200,000	2,387,604
DISH DBS Corp.	7.750	07-01-26	1,060,000	1,069,381
Omnicom Group, Inc.	3.600	04-15-26	1,000,000	1,055,852
Sirius XM Radio, Inc. (B)	4.625	07-15-24	260,000	271,700
Sirius XM Radio, Inc. (B)	5.000	08-01-27	855,000	898,819
Telenet Finance Luxembourg Notes Sarl (B)	5.500	03-01-28	600,000	638,268
The Interpublic Group of Companies, Inc.	4.650	10-01-28	2,150,000	2,413,884
Wireless telecommunication services 0.7%
Millicom International Cellular SA (B)	6.250	03-25-29	139,000	151,681
Sprint Capital Corp.	8.750	03-15-32	580,000	707,240
Sprint Corp.	7.625	02-15-25	790,000	868,013
T-Mobile USA, Inc.	5.375	04-15-27	645,000	693,375
T-Mobile USA, Inc.	6.500	01-15-26	325,000	347,783
Vodafone Group PLC	5.000	05-30-38	2,875,000	3,303,658
Consumer discretionary 3.9%				32,987,995
Auto components 0.2%
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26	335,000	351,750
Lear Corp.	5.250	05-15-49	1,175,000	1,202,634
Panther BF Aggregator 2 LP (B)	6.250	05-15-26	495,000	523,314
Automobiles 0.8%
Ford Motor Credit Company LLC	4.389	01-08-26	2,100,000	2,095,849
General Motors Financial Company, Inc.	4.300	07-13-25	2,300,000	2,401,470
Hyundai Capital America (B)	3.000	10-30-20	925,000	929,510
Hyundai Capital America (B)	3.250	09-20-22	1,175,000	1,196,977
Diversified consumer services 0.1%
WW International, Inc. (B)	8.625	12-01-25	670,000	690,100
Hotels, restaurants and leisure 0.9%
Boyd Gaming Corp.	6.000	08-15-26	220,000	233,200
Boyd Gaming Corp.	6.375	04-01-26	235,000	249,688
Churchill Downs, Inc. (B)	5.500	04-01-27	425,000	450,500
Golden Nugget, Inc. (B)	6.750	10-15-24	365,000	375,987
International Game Technology PLC (B)	6.250	01-15-27	470,000	522,875
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	355,000	377,188
New Red Finance, Inc. (B)	3.875	01-15-28	180,000	180,954
Royal Caribbean Cruises, Ltd.	2.650	11-28-20	2,150,000	2,163,776
Sands China, Ltd.	4.600	08-08-23	2,100,000	2,221,632
Station Casinos LLC (B)	5.000	10-01-25	480,000	486,600
Household durables 0.1%
KB Home	4.800	11-15-29	120,000	120,975
TopBuild Corp. (B)	5.625	05-01-26	535,000	561,750
Internet and direct marketing retail 1.0%
Alibaba Group Holding, Ltd.	4.000	12-06-37	2,000,000	2,157,151
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Amazon.com, Inc.	3.875	08-22-37	1,900,000	$2,158,945
Expedia Group, Inc. (B)	3.250	02-15-30	3,925,000	3,930,428
Leisure products 0.0%
Diamond Sports Group LLC (B)	5.375	08-15-26	310,000	323,563
Multiline retail 0.3%
Dollar Tree, Inc.	4.000	05-15-25	2,050,000	2,204,680
JC Penney Corp., Inc.	7.400	04-01-37	500,000	177,500
JC Penney Corp., Inc. (B)	8.625	03-15-25	210,000	133,875
Specialty retail 0.3%
AutoZone, Inc.	3.750	04-18-29	2,000,000	2,149,914
Party City Holdings, Inc. (B)(E)	6.625	08-01-26	775,000	749,813
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (B)	4.625	05-15-24	575,000	604,440
Levi Strauss & Company	5.000	05-01-25	555,000	575,813
The William Carter Company (B)	5.625	03-15-27	455,000	485,144
Consumer staples 1.6%				13,335,805
Beverages 0.1%
Cott Holdings, Inc. (B)	5.500	04-01-25	610,000	635,925
Food and staples retailing 0.5%
Albertsons Companies, Inc.	5.750	03-15-25	215,000	222,461
Albertsons Companies, Inc. (B)	5.875	02-15-28	225,000	241,594
Albertsons Companies, Inc.	6.625	06-15-24	575,000	603,031
Ingles Markets, Inc.	5.750	06-15-23	654,000	667,898
The Kroger Company	4.450	02-01-47	1,075,000	1,111,304
Walmart, Inc.	3.050	07-08-26	1,150,000	1,222,870
Food products 0.6%
Adecoagro SA (B)	6.000	09-21-27	295,000	284,675
B&G Foods, Inc.	5.250	04-01-25	650,000	663,813
Chobani LLC (B)	7.500	04-15-25	685,000	657,600
Dean Foods Company (B)	6.500	03-15-23	470,000	220,900
JBS USA LUX SA (B)	6.500	04-15-29	860,000	956,776
Mars, Inc. (B)	3.600	04-01-34	250,000	279,747
Pilgrim's Pride Corp. (B)	5.750	03-15-25	375,000	389,063
Pilgrim's Pride Corp. (B)	5.875	09-30-27	330,000	353,602
Post Holdings, Inc. (B)	5.000	08-15-26	445,000	462,845
Post Holdings, Inc. (B)	5.500	03-01-25	435,000	455,706
Food, beverage and tobacco 0.2%
Imperial Brands Finance PLC (B)	3.500	07-26-26	2,175,000	2,168,050
Household products 0.1%
Energizer Holdings, Inc. (B)	5.500	06-15-25	685,000	710,688
Spectrum Brands, Inc.	5.750	07-15-25	345,000	359,663
Personal products 0.1%
Prestige Brands, Inc. (B)	6.375	03-01-24	345,000	360,094
Revlon Consumer Products Corp.	6.250	08-01-24	615,000	307,500
Energy 5.5%				46,296,726
Energy equipment and services 0.3%
Apergy Corp.	6.375	05-01-26	405,000	395,888
Inkia Energy, Ltd. (B)	5.875	11-09-27	223,000	231,086
Nabors Industries, Inc.	5.500	01-15-23	840,000	709,800
Rowan Companies, Inc.	7.375	06-15-25	695,000	382,250
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
SESI LLC	7.125	12-15-21	870,000	$659,025
SESI LLC	7.750	09-15-24	425,000	233,750
Oil, gas and consumable fuels 5.2%
Abu Dhabi Crude Oil Pipeline LLC (B)	3.650	11-02-29	303,000	325,380
Abu Dhabi Crude Oil Pipeline LLC (B)	4.600	11-02-47	1,316,000	1,519,151
AI Candelaria Spain SLU (B)	7.500	12-15-28	326,000	367,565
Alta Mesa Holdings LP (D)	7.875	12-15-24	460,000	52,900
Antero Midstream Partners LP (B)	5.750	03-01-27	1,120,000	834,400
Antero Midstream Partners LP (B)	5.750	01-15-28	465,000	345,263
Antero Resources Corp.	5.000	03-01-25	600,000	393,000
Apache Corp.	5.100	09-01-40	2,150,000	2,051,846
Boardwalk Pipelines LP	5.950	06-01-26	2,125,000	2,382,272
Concho Resources, Inc.	3.750	10-01-27	2,100,000	2,183,101
DCP Midstream Operating LP	5.125	05-15-29	450,000	456,750
Diamondback Energy, Inc.	4.750	11-01-24	445,000	460,019
Empresa Nacional del Petroleo	3.750	08-05-26	210,000	214,262
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	2,425,000	2,387,510
Eterna Capital Pte, Ltd. (6.500% Cash or 1.000% PIK)	6.500	12-11-22	17,768	14,392
Geopark, Ltd. (B)	6.500	09-21-24	245,000	253,208
Hilcorp Energy I LP (B)	5.750	10-01-25	740,000	660,450
KazMunayGas National Company JSC (B)	4.750	04-24-25	407,000	444,110
KazMunayGas National Company JSC (B)	4.750	04-19-27	517,000	564,026
KazMunayGas National Company JSC	5.375	04-24-30	514,000	592,170
KazMunayGas National Company JSC (B)	6.375	10-24-48	392,000	493,058
KazTransGas JSC (B)	4.375	09-26-27	547,000	574,013
Kinder Morgan Energy Partners LP	5.500	03-01-44	975,000	1,113,169
Kosmos Energy, Ltd. (B)	7.125	04-04-26	77,000	80,273
Laredo Petroleum, Inc.	5.625	01-15-22	535,000	512,263
Marathon Petroleum Corp.	3.800	04-01-28	1,025,000	1,080,676
Marathon Petroleum Corp.	5.125	12-15-26	1,000,000	1,142,831
Murphy Oil Corp.	5.750	08-15-25	375,000	380,164
Murphy Oil USA, Inc.	4.750	09-15-29	355,000	370,531
Oasis Petroleum, Inc. (B)(E)	6.250	05-01-26	440,000	299,420
Oasis Petroleum, Inc.	6.875	03-15-22	475,000	421,563
Occidental Petroleum Corp.	6.450	09-15-36	1,875,000	2,293,973
Pertamina Persero PT (B)	3.650	07-30-29	320,000	328,432
Pertamina Persero PT	5.250	05-23-21	242,000	252,338
Pertamina Persero PT (B)	5.625	05-20-43	513,000	589,470
Pertamina Persero PT	6.450	05-30-44	363,000	461,919
Petroamazonas EP (B)	4.625	02-16-20	366,667	363,917
Petroamazonas EP (B)	4.625	11-06-20	200,000	197,748
Petrobras Global Finance BV	5.750	02-01-29	245,000	272,648
Petrobras Global Finance BV	6.900	03-19-49	211,000	245,245
Petroleos de Venezuela SA (D)	5.375	04-12-27	64,000	3,840
Petroleos de Venezuela SA (D)	6.000	05-16-24	3,771,996	226,320
Petroleos de Venezuela SA (D)	6.000	11-15-26	1,826,000	109,560
Petroleos de Venezuela SA (D)	9.750	05-17-35	3,459,000	207,540
Petroleos del Peru SA	4.750	06-19-32	640,000	688,806
Petroleos del Peru SA (B)	4.750	06-19-32	177,000	190,498
Petroleos del Peru SA	5.625	06-19-47	628,000	731,626
Petroleos Mexicanos (B)	6.490	01-23-27	600,000	640,500
Petroleos Mexicanos	6.500	03-13-27	565,000	598,900
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	6.500	01-23-29		82,000	$85,526
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	212,195
Petroleos Mexicanos	7.470	11-12-26	MXN	2,300,000	101,032
Petroleos Mexicanos	7.470	11-12-26		11,000	483
Petroleos Mexicanos (B)	7.690	01-23-50		616,000	671,686
Petroleos Mexicanos	9.500	09-15-27		97,000	114,940
Petronas Capital, Ltd. (B)	4.500	03-18-45		452,000	547,616
QEP Resources, Inc.	5.250	05-01-23		585,000	555,750
Range Resources Corp. (E)	5.000	03-15-23		460,000	397,900
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,975,000	2,166,994
Saudi Arabian Oil Company	2.875	04-16-24		484,000	491,393
Saudi Arabian Oil Company (B)	4.250	04-16-39		150,000	160,670
Sinopec Group Overseas Development 2016, Ltd.	2.750	09-29-26		223,000	221,703
Sinopec Group Overseas Development 2017, Ltd.	3.625	04-12-27		753,000	788,650
SM Energy Company	5.625	06-01-25		145,000	122,890
SM Energy Company	6.125	11-15-22		275,000	261,938
Southwestern Energy Company	6.700	01-23-25		520,000	457,600
Targa Resources Partners LP (B)	6.500	07-15-27		1,235,000	1,321,475
The Oil and Gas Holding Company BSCC (B)	7.625	11-07-24		671,000	759,908
Unit Corp.	6.625	05-15-21		515,000	339,900
Western Midstream Operating LP	5.300	03-01-48		975,000	825,775
Western Midstream Operating LP	5.450	04-01-44		1,375,000	1,194,387
Whiting Petroleum Corp.	6.625	01-15-26		825,000	511,500
Financials 8.4%					70,296,552
Banks 6.1%
Banco Mercantil del Norte SA (6.750% to 9-27-24, then 5 Year CMT + 4.967%) (B)(F)	6.750	09-27-24		187,000	190,929
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (B)(F)	7.500	06-27-29		124,000	129,301
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26		443,000	449,096
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	6.500	08-11-26		115,000	116,582
Bank of America Corp.	3.950	04-21-25		3,550,000	3,784,136
Bank of America Corp. (4.078% to 4-23-39, then 3 month LIBOR + 1.320%)	4.078	04-23-40		2,400,000	2,684,055
Bank of Montreal	2.500	06-28-24		1,075,000	1,089,756
Barclays PLC	4.836	05-09-28		1,000,000	1,067,129
Barclays PLC	5.250	08-17-45		1,100,000	1,319,780
Brazil Loan Trust 1 (B)	5.477	07-24-23		157,212	163,306
Citigroup, Inc.	4.400	06-10-25		4,025,000	4,363,566
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		75,000	76,236
Deutsche Bank AG	3.700	05-30-24		2,325,000	2,352,019
Fifth Third Bancorp	3.650	01-25-24		2,150,000	2,268,463
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		2,050,000	2,153,546
Intesa Sanpaolo SpA (B)	3.875	07-14-27		4,575,000	4,597,226
JPMorgan Chase & Co.	3.625	12-01-27		2,100,000	2,207,773
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%)	2.739	10-15-30		1,075,000	1,072,222
KeyBank NA	3.900	04-13-29		2,150,000	2,336,090
Mizuho Financial Group, Inc. (2.721% to 7-16-22, then 3 month LIBOR + 0.840%)	2.721	07-16-23		2,175,000	2,198,845
Santander Holdings USA, Inc. (B)	3.244	10-05-26		2,175,000	2,187,061
Societe Generale SA (B)	2.625	10-16-24		5,550,000	5,512,924
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Standard Chartered PLC (4.247% to 1-20-22, then 3 month LIBOR + 1.150%) (B)	4.247	01-20-23	2,225,000	$2,305,883
Sumitomo Mitsui Financial Group, Inc.	3.202	09-17-29	1,375,000	1,389,270
Synovus Financial Corp.	3.125	11-01-22	2,325,000	2,360,805
The Royal Bank of Scotland Group PLC	6.100	06-10-23	1,975,000	2,175,707
Ukreximbank Via Biz Finance PLC	9.625	04-27-22	151,250	157,300
Capital markets 1.2%
1MDB Global Investments, Ltd.	4.400	03-09-23	1,000,000	966,993
Credit Suisse Group AG (4.207% to 6-12-23, then 3 month LIBOR + 1.240%) (B)	4.207	06-12-24	2,000,000	2,112,153
MDGH - GMTN BV (B)	2.875	11-07-29	754,000	756,310
MDGH - GMTN BV (B)	4.500	11-07-28	428,000	482,035
MV24 Capital BV (B)	6.748	06-01-34	272,000	284,376
State Street Corp. (3.031% to 11-1-29, then SOFR + 1.490%)	3.031	11-01-34	1,425,000	1,439,862
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%)	2.905	07-24-23	2,100,000	2,134,070
UBS Group AG (B)	3.491	05-23-23	2,075,000	2,138,679
Consumer finance 0.7%
Capital One Financial Corp.	3.750	03-09-27	3,075,000	3,266,195
Springleaf Finance Corp.	7.125	03-15-26	415,000	474,138
Synchrony Financial	3.700	08-04-26	2,125,000	2,190,986
Diversified financial services 0.3%
GE Capital International Funding Company Unlimited Company	3.373	11-15-25	2,325,000	2,395,062
Insurance 0.1%
Acrisure LLC (B)	8.125	02-15-24	415,000	442,234
Alliant Holdings Intermediate LLC (B)	6.750	10-15-27	485,000	504,453
Health care 1.9%				16,055,506
Health care equipment and supplies 0.0%
Hologic, Inc. (B)	4.375	10-15-25	370,000	379,076
Health care providers and services 1.2%
CVS Health Corp.	4.300	03-25-28	2,125,000	2,306,733
CVS Health Corp.	4.780	03-25-38	125,000	138,798
Encompass Health Corp.	4.500	02-01-28	180,000	184,050
HCA, Inc.	5.250	06-15-49	2,000,000	2,214,600
HCA, Inc.	5.375	09-01-26	595,000	648,550
HCA, Inc.	5.625	09-01-28	700,000	786,625
Tenet Healthcare Corp.	4.625	07-15-24	675,000	695,250
Tenet Healthcare Corp. (B)	4.875	01-01-26	225,000	232,734
Tenet Healthcare Corp. (B)	6.250	02-01-27	605,000	639,031
UnitedHealth Group, Inc.	3.875	08-15-59	2,075,000	2,200,787
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (B)	4.250	05-01-28	90,000	91,697
Charles River Laboratories International, Inc. (B)	5.500	04-01-26	720,000	766,800
Pharmaceuticals 0.6%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	1,055,000	1,095,222
Bausch Health Companies, Inc. (B)	7.000	01-15-28	695,000	749,731
Catalent Pharma Solutions, Inc. (B)	5.000	07-15-27	465,000	485,925
Endo DAC (B)	6.000	02-01-25	630,000	401,625
IQVIA, Inc. (B)	5.000	05-15-27	580,000	614,800
Mallinckrodt International Finance SA (B)	5.625	10-15-23	490,000	176,400
Par Pharmaceutical, Inc. (B)	7.500	04-01-27	215,000	204,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21	1,100,000	$1,042,822
Industrials 2.6%				21,504,170
Aerospace and defense 0.1%
BBA US Holdings, Inc. (B)	4.000	03-01-28	180,000	178,650
TransDigm, Inc. (B)	6.250	03-15-26	875,000	937,344
Air freight and logistics 0.4%
FedEx Corp.	4.400	01-15-47	2,300,000	2,341,673
Gol Finance SA (B)(E)	7.000	01-31-25	310,000	316,975
Park-Ohio Industries, Inc.	6.625	04-15-27	535,000	513,600
XPO Logistics, Inc. (B)	6.125	09-01-23	200,000	206,000
XPO Logistics, Inc. (B)	6.750	08-15-24	225,000	243,000
Building products 0.2%
Advanced Drainage Systems, Inc. (B)	5.000	09-30-27	450,000	460,125
American Woodmark Corp. (B)	4.875	03-15-26	640,000	651,200
Griffon Corp.	5.250	03-01-22	690,000	693,450
Commercial services and supplies 0.6%
ACCO Brands Corp. (B)	5.250	12-15-24	725,000	752,188
Covanta Holding Corp.	5.875	07-01-25	655,000	679,563
GFL Environmental, Inc. (B)	8.500	05-01-27	465,000	511,500
Waste Management, Inc.	4.150	07-15-49	2,125,000	2,451,153
Waste Pro USA, Inc. (B)	5.500	02-15-26	480,000	495,600
Construction and engineering 0.0%
IHS Netherlands Holdco BV (B)	8.000	09-18-27	119,000	124,379
Electrical equipment 0.1%
Resideo Funding, Inc. (B)	6.125	11-01-26	630,000	634,725
Machinery 0.2%
Mueller Water Products, Inc. (B)	5.500	06-15-26	475,000	498,156
SPX FLOW, Inc. (B)	5.625	08-15-24	700,000	728,875
Road and rail 0.3%
Ryder System, Inc.	3.650	03-18-24	2,000,000	2,107,631
Trading companies and distributors 0.6%
Air Lease Corp.	3.625	12-01-27	2,150,000	2,233,623
GATX Corp.	4.550	11-07-28	2,100,000	2,311,598
United Rentals North America, Inc.	6.500	12-15-26	625,000	676,563
Transportation infrastructure 0.1%
Aeropuerto Internacional de Tocumen SA	5.625	05-18-36	411,000	475,737
Aeropuerto Internacional de Tocumen SA (B)	6.000	11-18-48	184,000	229,080
Rumo Luxembourg Sarl (B)	7.375	02-09-24	48,000	51,782
Information technology 1.3%				11,174,095
Communications equipment 0.2%
Hughes Satellite Systems Corp.	6.625	08-01-26	675,000	730,688
ViaSat, Inc. (B)	5.625	04-15-27	545,000	574,130
IT services 0.3%
Fiserv, Inc.	3.200	07-01-26	2,125,000	2,220,341
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc. (B)	4.250	04-15-26	2,075,000	2,167,474
Entegris, Inc. (B)	4.625	02-10-26	560,000	576,535
Qorvo, Inc.	5.500	07-15-26	520,000	555,090
Xilinx, Inc.	2.950	06-01-24	2,100,000	2,171,557
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.1%
Nuance Communications, Inc.	5.625	12-15-26	600,000	$636,780
SS&C Technologies, Inc. (B)	5.500	09-30-27	560,000	597,450
Technology hardware, storage and peripherals 0.1%
Seagate HDD Cayman	4.875	06-01-27	896,000	944,050
Materials 3.6%				29,931,381
Chemicals 1.1%
Axalta Coating Systems LLC (B)	4.875	08-15-24	450,000	464,625
CF Industries, Inc.	5.150	03-15-34	595,000	630,700
CNAC HK Finbridge Company, Ltd.	5.125	03-14-28	863,000	966,186
Element Solutions, Inc. (B)	5.875	12-01-25	675,000	704,638
ENN Clean Energy International Investment, Ltd.	7.500	02-27-21	200,000	208,012
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	450,000	461,250
Huntsman International LLC	4.500	05-01-29	2,075,000	2,193,436
INEOS Group Holdings SA (B)(E)	5.625	08-01-24	255,000	260,738
Nutrien, Ltd.	5.000	04-01-49	1,850,000	2,183,688
OCI NV (B)	6.625	04-15-23	890,000	928,906
Construction materials 0.3%
American Builders & Contractors Supply Company, Inc. (B)	4.000	01-15-28	120,000	119,700
U.S. Concrete, Inc.	6.375	06-01-24	555,000	577,711
Vulcan Materials Company	4.500	06-15-47	1,975,000	2,153,493
Containers and packaging 0.5%
Ardagh Packaging Finance PLC (B)	4.125	08-15-26	170,000	171,862
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	925,000	971,250
Berry Global, Inc.	5.125	07-15-23	170,000	174,250
Cascades, Inc. (B)	5.500	07-15-22	685,000	695,275
Crown Americas LLC	4.750	02-01-26	500,000	525,000
WRKCo, Inc.	3.900	06-01-28	1,600,000	1,715,016
Metals and mining 1.3%
Anglo American Capital PLC (B)	4.000	09-11-27	2,350,000	2,434,221
ArcelorMittal	4.550	03-11-26	2,150,000	2,271,071
Corp. Nacional del Cobre de Chile (B)	3.000	09-30-29	55,000	54,811
Corp. Nacional del Cobre de Chile (B)	3.625	08-01-27	114,000	119,869
Corp. Nacional del Cobre de Chile (B)	4.375	02-05-49	1,230,000	1,358,165
Corp. Nacional del Cobre de Chile (B)	4.500	09-16-25	709,000	775,894
Corp. Nacional del Cobre de Chile	5.625	10-18-43	136,000	175,375
FMG Resources August 2006 Pty, Ltd. (B)	4.500	09-15-27	455,000	449,028
Freeport-McMoRan, Inc.	4.550	11-14-24	460,000	478,400
Freeport-McMoRan, Inc.	5.000	09-01-27	450,000	459,563
Indonesia Asahan Aluminium Persero PT (B)	5.710	11-15-23	195,000	214,199
Kaiser Aluminum Corp.	5.875	05-15-24	420,000	436,800
Metinvest BV (B)	7.750	10-17-29	252,000	249,127
Newmont Goldcorp Corp.	6.250	10-01-39	975,000	1,298,104
Paper and forest products 0.4%
Boise Cascade Company (B)	5.625	09-01-24	725,000	754,000
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	340,000	318,750
Louisiana-Pacific Corp.	4.875	09-15-24	580,000	597,400
Mercer International, Inc.	5.500	01-15-26	835,000	801,124
Norbord, Inc. (B)	6.250	04-15-23	545,000	579,744
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.9%				$16,021,716
Equity real estate investment trusts 1.9%
American Homes 4 Rent LP	4.250	02-15-28	2,000,000	2,168,334
Boston Properties LP	2.900	03-15-30	1,100,000	1,102,580
Crown Castle International Corp.	3.200	09-01-24	2,100,000	2,180,215
HCP, Inc.	3.250	07-15-26	1,050,000	1,094,750
MGM Growth Properties Operating Partnership LP (B)	5.750	02-01-27	430,000	485,900
Office Properties Income Trust	4.250	05-15-24	2,050,000	2,106,453
SITE Centers Corp.	4.250	02-01-26	2,125,000	2,252,523
WEA Finance LLC (B)	3.500	06-15-29	2,100,000	2,175,779
Welltower, Inc.	3.950	09-01-23	2,075,000	2,204,596
Real estate management and development 0.0%
Wanda Properties International Company, Ltd.	7.250	01-29-24	247,000	250,586
Utilities 3.0%				25,455,855
Electric utilities 1.7%
Electricite de France SA (B)	4.500	09-21-28	1,950,000	2,187,340
Enel Finance International NV (B)	4.625	09-14-25	2,975,000	3,262,056
Entergy Texas, Inc.	3.550	09-30-49	1,375,000	1,418,886
Eskom Holdings SOC, Ltd. (B)	6.750	08-06-23	181,000	185,673
Eskom Holdings SOC, Ltd. (B)	7.125	02-11-25	178,000	182,959
Eskom Holdings SOC, Ltd. (B)	8.450	08-10-28	180,000	196,936
FirstEnergy Corp.	4.850	07-15-47	1,800,000	2,145,463
Georgia Power Company	4.300	03-15-42	1,100,000	1,207,032
NextEra Energy Capital Holdings, Inc.	3.342	09-01-20	2,200,000	2,223,542
Vistra Operations Company LLC (B)	5.000	07-31-27	220,000	227,700
Vistra Operations Company LLC (B)	5.625	02-15-27	645,000	683,700
Gas utilities 0.3%
Dominion Energy, Inc.	2.715	08-15-21	2,150,000	2,170,339
Southern Gas Corridor CJSC	6.875	03-24-26	400,000	465,972
Independent power and renewable electricity producers 0.5%
Calpine Corp.	5.750	01-15-25	666,000	682,650
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,397,068
Minejesa Capital BV (B)	5.625	08-10-37	33,000	36,225
Mong Duong Finance Holdings BV (B)	5.125	05-07-29	214,000	217,637
NRG Energy, Inc.	5.750	01-15-28	645,000	698,213
Vistra Energy Corp. (B)	8.000	01-15-25	630,000	655,200
Multi-utilities 0.5%
ACWA Power Management and Investments One, Ltd. (B)	5.950	12-15-39	637,000	690,658
CenterPoint Energy, Inc.	4.250	11-01-28	1,950,000	2,153,639
Cometa Energia SA de CV (B)	6.375	04-24-35	199,614	216,082

Sempra Energy	4.000	02-01-48	1,100,000	1,150,885
Term loans (G) 17.8%				$149,134,260
(Cost $154,071,356)
Communication services 2.8%				23,492,168
Diversified telecommunication services 1.3%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	4.536	07-31-25	1,675,957	1,619,913
Consolidated Communications, Inc., 2016 Term Loan B (1 month LIBOR + 3.000%)	4.790	10-04-23	1,615,178	1,495,558
Conterra Ultra Broadband Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.300	04-30-26	897,750	895,506
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	5.540	06-15-24	1,583,972	1,576,448
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (6 month LIBOR + 3.750%)	5.682	11-27-23	835,000	$833,439
Iridium Satellite LLC, Term Loan (H)	TBD	10-17-26	920,000	924,885
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.036	02-22-24	964,000	964,723
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	4.610	11-17-23	1,500,441	1,499,316
West Corp., 2017 Term Loan (1 and 3 month LIBOR + 4.000%)	5.927	10-10-24	1,568,119	1,300,974
Entertainment 0.1%
UFC Holdings LLC, 2019 Term Loan (1 month LIBOR + 3.250%)	5.040	04-29-26	1,115,075	1,113,681
Interactive media and services 0.2%
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.536	09-13-24	1,340,860	1,305,448
Media 0.8%
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%)	3.536	04-30-25	1,109,679	1,112,453
Cogeco Communications USA II LP, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.036	01-03-25	1,027,199	1,025,628
Creative Artists Agency LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.800	02-15-24	1,672,253	1,677,688
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.171	07-17-25	1,511,503	1,502,479
Cumulus Media New Holdings, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.536	03-31-26	315,000	316,247
Hubbard Radio LLC, 2015 Term Loan B (1 month LIBOR + 3.500%)	5.290	03-28-25	736,551	733,480
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	3.790	04-11-25	1,431,280	1,434,285
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.313	02-02-24	1,414,850	1,397,758
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.921	03-09-23	848,841	762,259
Consumer discretionary 2.6%				21,569,474
Auto components 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%)	5.300	04-30-26	560,000	551,835
Diversified consumer services 0.5%
PCI Gaming Authority, Term Loan (1 month LIBOR + 3.000%)	4.786	05-29-26	629,109	632,651
Prime Security Services Borrower LLC, 2019 Term Loan B1 (1 month LIBOR + 3.250%)	5.247	09-23-26	1,093,544	1,054,877
Whatabrands LLC, Term Loan B (3 month LIBOR + 3.250%)	5.516	08-02-26	740,000	741,746
WW International, Inc., 2017 Term Loan B (3 month LIBOR + 4.750%)	6.860	11-29-24	1,485,990	1,482,647
Hotels, restaurants and leisure 0.9%
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 3.000%)	4.786	07-31-24	1,751,619	1,753,073
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	3.960	09-15-23	1,285,107	1,285,505
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	4.536	12-23-24	1,411,385	1,389,480
Golden Nugget LLC, 2017 Incremental Term Loan B (1 and 3 month LIBOR + 2.750%)	4.687	10-04-23	1,567,847	1,563,676
Motion Finco LLC, Delayed Draw Term Loan B (H)	TBD	10-17-26	107,332	107,689
Motion Finco LLC, Term Loan B (H)	TBD	10-16-26	816,668	819,388
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.036	02-16-24	910,048	910,730
Leisure products 0.3%
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%)	5.080	08-24-26	774,000	776,903
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.286	08-05-24	1,611,449	1,517,453
Multiline retail 0.2%
JC Penney Corp., Inc., 2016 Term Loan B (3 month LIBOR + 4.250%)	6.394	06-23-23	1,703,071	1,497,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.6%
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%)	6.786	09-25-24	1,858,594	$1,790,551
Nascar Holdings, Inc., Term Loan B (1 month LIBOR + 2.750%)	4.628	10-19-26	995,000	999,507
Party City Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.290	08-19-22	689,641	683,234
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%)	5.177	01-26-23	1,668,638	1,242,201
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.000%)	5.930	03-11-22	790,238	769,328
Consumer staples 2.1%				17,591,619
Beverages 0.1%
Refresco Holding BV, USD Term Loan B3 (3 month LIBOR + 3.250%)	5.408	03-28-25	1,390,950	1,389,211
Food and staples retailing 0.2%
Albertson's LLC, 2019 Term Loan B7 (1 month LIBOR + 2.750%)	4.536	11-17-25	1,496,425	1,503,444
Food products 0.9%
Chobani LLC, 2017 Term Loan B (1 month LIBOR + 3.500%)	5.286	10-10-23	1,094,197	1,067,750
Dole Food Company, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	4.561	04-06-24	1,408,726	1,383,016
Hostess Brands LLC, 2019 Term Loan (H)	TBD	08-03-25	1,723,916	1,714,228
JBS USA LUX SA, 2019 Term Loan B (1 month LIBOR + 2.500%)	4.286	05-01-26	860,675	862,921
Nomad Foods Lux Sarl, 2017 USD Term Loan B4 (1 month LIBOR + 2.250%)	4.164	05-15-24	1,719,423	1,711,909
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%)	3.830	05-24-24	106,739	106,812
Upfield USA Corp., 2018 USD Term Loan B2 (3 month LIBOR + 3.000%)	5.085	07-02-25	652,738	643,064
Household products 0.2%
Energizer Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.313	12-17-25	1,470,000	1,467,545
Personal products 0.7%
Edgewell Personal Care Company, Term Loan B (H)	TBD	09-19-26	930,000	929,423
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	3.786	01-26-24	1,096,154	1,097,009
Revlon Consumer Products Corp., 2016 Term Loan B (1 and 3 month LIBOR + 3.500%)	5.624	09-07-23	3,410,116	2,669,848
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan (2 month LIBOR + 4.250%)	6.349	10-01-26	1,045,000	1,045,439
Energy 0.8%				6,844,164
Energy equipment and services 0.3%
Apergy Corp., 2018 1st Lien Term Loan (1 month LIBOR + 2.500%)	4.313	05-09-25	668,418	664,240
Covia Holdings Corp., Term Loan (3 month LIBOR + 4.000%)	6.043	06-01-25	1,251,282	869,641
HFOTCO LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	4.540	06-26-25	1,328,188	1,326,527
Oil, gas and consumable fuels 0.5%
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	5.604	12-19-21	1,921,331	1,920,140
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	5.604	12-19-21	88,066	88,012
Hercules Merger Sub LLC, 2019 Term Loan B (H)	TBD	11-15-26	1,230,000	1,235,387
Prairie ECI Acquiror LP, Term Loan B (3 month LIBOR + 4.750%)	6.854	03-11-26	760,500	740,217
Financials 1.0%				8,768,634
Capital markets 0.2%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	5.656	09-30-24	778,050	773,677
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	7.187	11-28-21	814,136	802,266
Diversified financial services 0.5%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.750%)	4.536	04-04-24	1,264,217	1,262,106
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	4.036	02-28-25	956,994	943,405
Deerfield Dakota Holding LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	5.036	02-13-25	945,786	910,829
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	5.536	10-01-25	1,508,600	$1,515,766
Insurance 0.3%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	5.171	05-09-25	658,350	646,500
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	4.786	08-04-22	920,631	920,797
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	5.104	05-16-24	1,024,272	993,288
Health care 2.2%				17,996,093
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (1 week LIBOR + 2.250%)	4.086	01-31-25	955,102	955,923
Health care equipment and supplies 0.2%
Air Medical Group Holdings, Inc., 2018 Term Loan B1 (1 month LIBOR + 3.250%)	5.096	04-28-22	1,107,823	992,543
Aldevron LLC, 2019 Term Loan B (3 month LIBOR + 4.250%)	6.232	10-12-26	230,000	230,720
Health care providers and services 1.0%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	5.604	04-22-24	2,043,743	1,628,189
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.536	10-10-25	2,513,630	2,025,433
RegionalCare Hospital Partners Holdings, Inc., 2018 Term loan B (1 month LIBOR + 4.500%)	6.304	11-17-25	2,010,385	2,004,233
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	5.040	09-02-24	1,208,340	1,165,045
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.536	02-06-24	1,882,617	1,444,909
Health care technology 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%)	4.286	03-01-24	1,176,485	1,168,861
Life sciences tools and services 0.2%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.286	08-18-22	1,451,842	1,448,212
Pharmaceuticals 0.6%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.921	06-02-25	1,495,005	1,499,834
Catalent Pharma Solutions, Inc., Term Loan B2 (1 month LIBOR + 2.250%)	4.036	05-18-26	666,650	666,650
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	6.063	04-29-24	1,244,675	1,142,611
IQVIA, Inc., 2017 USD Term Loan B2 (3 month LIBOR + 2.000%)	4.104	01-17-25	1,619,884	1,622,930
Industrials 2.5%				21,269,272
Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	3.786	02-24-25	720,000	720,446
Building products 0.2%
APi Group DE, Inc., Term Loan B (1 month LIBOR + 2.500%)	4.286	10-01-26	930,000	932,911
HNC Holdings, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.786	10-05-23	838,569	834,116
Commercial services and supplies 0.6%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	4.086	11-10-23	1,245,303	1,246,848
Clean Harbors, Inc., 2017 Term Loan B (1 month LIBOR + 1.750%)	3.536	06-28-24	1,193,024	1,198,989
GFL Environmental, Inc., 2018 USD Term Loan B (1 month LIBOR + 3.000%)	4.786	05-30-25	1,284,106	1,279,059
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	6.786	09-21-26	500,000	495,000
TMS International Corp., 2018 Term Loan B2 (1 and 3 month LIBOR + 2.750%)	4.619	08-14-24	669,587	634,434
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 1.4%
Blount International, Inc., 2018 Term Loan B (6 month LIBOR + 3.750%)	5.946	04-12-23	839,378	$838,329
Douglas Dynamics LLC, 2017 Incremental Term Loan (1 month LIBOR + 3.000%)	4.790	12-31-21	1,180,861	1,177,908
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.786	03-29-25	2,280,568	2,276,645
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	4.536	07-30-24	810,178	811,361
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	4.536	04-01-24	2,585,400	2,528,961
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	5.420	11-06-24	1,749,117	1,728,355
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.786	03-28-25	1,406,692	1,328,157
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.286	10-23-25	786,162	779,283
Professional services 0.1%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%)	3.800	06-19-25	1,406,439	1,407,761
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	4.036	01-02-25	1,060,711	1,050,709
Information technology 2.1%				17,660,256
Communications equipment 0.3%
Ciena Corp., 2018 Term Loan B (1 month LIBOR + 2.000%)	3.851	09-26-25	1,004,850	1,007,362
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.286	07-02-25	1,359,575	1,351,363
Electronic equipment, instruments and components 0.3%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.304	07-26-24	1,233,373	1,196,372
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.063	02-28-25	1,162,300	1,040,259
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.813	02-28-26	700,000	591,500
IT services 0.1%
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.036	02-01-24	678,317	546,385
Software 0.8%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	6.166	12-15-24	2,254,785	2,146,284
Infor US, Inc., Term Loan B6 (3 month LIBOR + 2.750%)	4.854	02-01-22	1,548,494	1,548,494
Informatica LLC, 2018 USD Term Loan (1 month LIBOR + 3.250%)	5.036	08-05-22	636,750	637,661
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.036	04-16-25	568,604	569,554
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.036	04-16-25	871,053	872,508
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.536	05-04-26	655,000	656,002
Technology hardware, storage and peripherals 0.6%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	3.790	09-19-25	2,185,737	2,193,584
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.786	05-16-24	923,434	920,793
TierPoint LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.536	05-06-24	933,810	837,058
Western Digital Corp., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	3.747	04-29-23	1,551,671	1,545,077
Materials 1.0%				8,158,505
Chemicals 0.6%
Atotech Alpha 3 BV, 2017 Term Loan B1 (3 month LIBOR + 3.000%)	5.104	01-31-24	1,246,186	1,219,705
Element Solutions, Inc., Term Loan (1 month LIBOR + 2.250%)	4.036	01-30-26	719,563	721,584
Encapsys LLC, 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.286	11-07-24	1,281,893	1,279,496
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	4.354	02-14-24	1,619,566	1,599,322
Construction materials 0.1%
Summit Materials LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	3.786	11-21-24	698,010	698,883
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.1%
Berry Global, Inc., Term Loan W (1 month LIBOR + 2.250%)	4.189	10-01-22	710,000	$711,775
Paper and forest products 0.2%
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%)	5.096	12-29-23	2,043,440	1,927,740
Real estate 0.3%				2,461,566
Equity real estate investment trusts 0.2%
VICI Properties 1 LLC, Replacement Term Loan B (3 month LIBOR + 2.000%)	3.850	12-20-24	1,475,000	1,479,351
Real estate management and development 0.1%
Realogy Group LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	4.072	02-08-25	1,038,008	982,215
Utilities 0.4%				3,322,509
Electric utilities 0.2%
Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 2.000%)	3.828	12-31-25	1,957,672	1,963,799
Independent power and renewable electricity producers 0.2%

Calpine Corp., Term Loan B5 (3 month LIBOR + 2.500%)	4.610	01-15-24	1,360,016	1,358,710
Collateralized mortgage obligations 13.3%				$111,450,585
(Cost $109,264,331)
Commercial and residential 13.1%				110,038,023
280 Park Avenue Mortgage Trust Series 2017-280P, Class A (1 month LIBOR + 0.880%) (A)(B)	2.794	09-15-34	2,500,000	2,499,982
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(I)	3.763	04-25-48	1,806,571	1,846,931
BBCMS Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR + 0.722%) (A)(B)	2.636	03-15-37	3,700,000	3,691,626
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	2.885	03-15-37	2,225,000	2,220,129
BBCMS Trust
Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (A)(B)	2.921	10-15-37	2,003,002	1,998,100
Series 2018-RRI, Class A (1 month LIBOR + 0.700%) (A)(B)	2.614	02-15-33	2,045,975	2,026,704
BX Commercial Mortgage Trust
Series 2019-IMC, Class B (1 month LIBOR + 1.300%) (A)(B)	3.221	04-15-34	3,000,000	2,999,994
Series 2019-XL, Class B (1 month LIBOR + 1.080%) (A)(B)	3.080	10-15-36	1,500,000	1,501,409
BX Trust Series 2019-ATL, Class A (1 month LIBOR + 1.087%) (A)(B)	3.087	10-15-36	4,000,000	3,997,520
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(B)	3.768	11-15-31	1,216,964	1,214,724
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(B)	3.014	07-15-30	2,849,396	2,826,922
CHL Mortgage Pass-Through Trust Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	2.698	02-25-35	2,061,178	2,011,371
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(B)	2.851	11-15-36	4,900,000	4,899,993
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton)
Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(B)	2.744	12-15-36	3,575,000	3,568,297
Series 2019-SST2, Class A (1 month LIBOR + 0.920%) (A)(B)	2.841	12-15-36	3,040,000	3,034,281
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(B)	2.158	07-25-36	899,749	892,363
COLT Mortgage Loan Trust Series 2018-1, Class A1 (B)(I)	2.930	02-25-48	583,018	583,453
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (A)(B)	2.894	05-15-36	3,000,000	3,006,505
DBGS Mortgage Trust Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (A)(B)	2.559	06-15-33	4,000,000	3,988,657
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1 (B)(I)	2.976	12-25-57	1,281,925	1,282,631
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-2A, Class A1 (B)(I)	3.558	04-25-59	1,936,539	$1,952,182
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(B)	2.346	11-26-35	1,865,266	1,809,622
GS Mortgage Securities Corp. Trust Series 2018-FBLU, Class A (1 month LIBOR + 0.950%) (A)(B)	2.871	11-15-35	2,600,000	2,600,815
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	2.046	05-19-47	1,894,494	1,873,668
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(B)	2.684	12-15-34	2,675,000	2,674,161
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.830%) (A)(B)	4.075	08-05-34	6,250,000	6,257,671
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (I)	3.198	01-25-36	477,249	438,700
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A2	2.921	05-15-48	1,544,229	1,546,698
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,345,742	4,003,416
Series 2007-LDPX, Class AM (I)	5.464	01-15-49	383,200	381,805
Key Commercial Mortgage Securities Trust Series 2019-S2, Class A1 (B)	2.655	06-15-52	3,031,094	3,053,654
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%) (A)(B)	3.732	03-01-24	1,286,954	1,282,541
Series 2019-3, Class A1 (1 month LIBOR + 1.500%) (A)(B)	3.532	04-01-24	3,140,205	3,130,124
Series 2019-4, Class A1 (1 month LIBOR + 1.500%) (A)(B)	3.532	05-01-24	4,628,015	4,621,736
Motel 6 Trust Series 2017-MTL6, Class B (1 month LIBOR + 1.190%) (A)(B)	3.104	08-15-34	1,665,544	1,665,543
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (A)(B)	2.821	10-15-37	1,775,000	1,777,497
MTRO Commercial Mortgage Trust Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (A)(B)	2.821	12-15-33	2,100,000	2,095,390
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (B)(I)	3.834	01-15-32	4,250,000	4,488,890
RBSSP Resecuritization Trust
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(B)	2.348	01-26-36	697,524	695,063
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(B)	2.698	11-26-35	2,076,034	2,078,045
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(B)	2.645	04-26-35	422,127	421,148
Verus Securitization Trust
Series 2019-2, Class A1 (B)(I)	3.211	04-25-59	1,510,742	1,522,998
Series 2019-3, Class A1 (B)	2.784	07-25-59	2,405,658	2,415,355
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	2.658	01-25-45	661,846	661,815
Series 2005-AR11, Class A1A (1 month LIBOR + 0.320%) (A)	2.338	08-25-45	1,622,851	1,626,861
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	2.558	12-25-45	1,597,269	1,596,316
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	2.478	04-25-45	1,494,443	1,491,527
Series 2005-AR8, Class 1A1A (1 month LIBOR + 0.540%) (A)	2.558	07-25-45	1,358,317	1,364,512
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (I)	5.079	04-25-35	411,498	418,678
U.S. Government Agency 0.2%				1,412,562
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	260,157	262,974
Series 4013, Class DK	3.000	02-15-31	890,821	921,701

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	222,548	227,887
Asset backed securities 9.6%				$80,357,937
(Cost $79,748,303)
Asset backed securities 9.6%				80,357,937
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C	2.690	06-19-23	2,150,000	2,172,668
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Aqua Finance Trust Series 2019-A, Class A (B)	3.140	07-16-40	2,000,000	$2,007,432
Drive Auto Receivables Trust Series 2019-1, Class C	3.780	04-15-25	2,415,000	2,464,549
Ford Credit Auto Owner Trust Series 2018-1, Class A (B)	3.190	07-15-31	2,575,000	2,693,378
Hyundai Auto Lease Securitization Trust Series 2017-C, Class A3 (B)	2.120	02-16-21	1,443,996	1,444,112
Invitation Homes Trust
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(B)	2.589	03-17-37	2,829,148	2,804,718
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(B)	2.814	06-17-37	2,629,029	2,629,025
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (A)(B)	2.889	07-17-37	3,109,109	3,112,497
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (B)(I)	2.500	04-25-57	1,954,124	1,959,075
New Residential Advance Receivables Trust Series 2019-T2, Class AT2 (B)	2.520	08-15-53	3,000,000	2,996,786
Ocwen Master Advance Receivables Trust Series 2019-T2, Class BT2 (B)	2.646	08-15-51	1,600,000	1,605,526
Pretium Mortgage Credit Partners I Series 2019-NPL3, Class A1 (B)	3.105	07-27-59	1,385,087	1,383,797
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1 (B)	3.844	12-25-58	2,063,240	2,073,995
RCO V Mortgage LLC Series 2018-1, Class A1 (B)	4.000	05-25-23	1,583,093	1,583,892
Santander Drive Auto Receivables Trust Series 2018-1, Class E (B)	4.370	05-15-25	1,775,000	1,803,233
SMB Private Education Loan Trust
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (A)(B)	3.664	05-17-32	900,000	912,448
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	2.671	10-15-35	2,605,920	2,608,938
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(B)	3.068	08-27-35	582,871	586,449
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(B)	3.118	10-27-36	676,695	680,253
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(B)	2.968	01-25-39	413,604	415,428
Springleaf Funding Trust Series 2016-AA, Class A (B)	2.900	11-15-29	1,203,972	1,204,740
TAL Advantage V LLC Series 2013-2A, Class A (B)	3.550	11-20-38	1,531,250	1,532,950
Towd Point Mortgage Trust Series 2018-4, Class A1 (B)(I)	3.000	06-25-58	3,694,423	3,799,793
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(B)	2.770	12-15-20	3,550,000	3,552,801
Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (A)(B)	2.644	03-15-22	3,425,000	3,415,283
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1 (B)	3.967	02-25-49	1,918,637	1,924,558
Series 2019-NPL3, Class A1 (B)	3.967	03-25-49	1,727,817	1,737,290
Series 2019-NPL4, Class A1A (B)	3.352	08-25-49	2,028,380	2,031,039
VOLT LXII LLC Series 2017-NPL9, Class A1 (B)	3.125	09-25-47	995,146	996,126
VOLT LXIV LLC Series 2017-NP11, Class A1 (B)	3.375	10-25-47	1,337,266	1,339,814
VOLT LXIX LLC Series 2018-NPL5, Class A1A (B)	4.213	08-25-48	3,496,260	3,495,223
VOLT LXV LLC Series 2018-NPL1, Class A1 (B)	3.750	04-25-48	2,843,784	2,852,827
VOLT LXXII LLC Series 2018-NPL8, Class A1A (B)	4.213	10-26-48	3,072,061	3,074,452
VOLT LXXV LLC Series 2019-NPL1, Class A1A (B)	4.336	01-25-49	2,372,630	2,390,003
VOLT LXXX LLC Series 2019-NPL6, Class A1A (B)	3.228	10-25-49	1,475,000	1,475,919
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
World Financial Network Credit Card Master Trust
Series 2017-C, Class M	2.660	08-15-24	3,375,000	$3,383,432
Series 2018-B, Class M	3.810	07-15-25	4,100,000	4,213,488

	Shares	Value
Common stocks 0.0%		$131,588
(Cost $98,232)
Energy 0.0%		131,588
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (J)	2,695	539
Paragon Offshore PLC, Litigation Trust B (J)	1,348	20,220
Southcross Holdings Borrower LP (J)	246	110,700
Oil, gas and consumable fuels 0.0%
Amplify Energy Corp.	7	51
Euronav NV	7	78

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$16,231
(Cost $4,430)
Texas Competitive Electric Holdings Company LLC (J)(K)	11.500	10-01-20	10,820,544	16,231

	Shares/Notional amount	Value
Purchased options 0.0%		$30,747
(Cost $78,096)
Calls 0.0%		30,747
Over the Counter Option on the USD vs. HKD (Expiration Date: 9-1-20; Strike Price: $7.86; Counterparty: Goldman Sachs International) (J)(L)	2,373,690	8,968
Over the Counter Option on the USD vs. HKD (Expiration Date: 9-1-20; Strike Price: $7.86; Counterparty: Goldman Sachs International) (J)(L)	5,696,857	21,779

	Yield (%)	Shares	Value
Securities lending collateral 0.2%			$1,871,819
(Cost $1,870,979)
John Hancock Collateral Trust (M)	1.9934(N)	187,032	1,871,819
Short-term investments 8.4%			$70,127,860
(Cost $70,127,860)
Money market funds 8.4%			70,127,860
State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.7389(N)	70,127,860	70,127,860

Total investments (Cost $826,823,264) 99.6%	$834,741,693
Other assets and liabilities, net 0.4%	3,132,558
Total net assets 100.0%	$837,874,251

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $299,125,423 or 35.7% of the fund's net assets as of 10-31-19.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing - Issuer is in default.
(E)	All or a portion of this security is on loan as of 10-31-19. The value of securities on loan amounted to $1,833,915.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 10-31-19.
The fund had the following country composition as a percentage of net assets on 10-31-19:
United States	74.6%
United Kingdom	2.2%
Ireland	1.4%
Netherlands	1.3%
France	1.2%
Canada	1.1%
Indonesia	1.0%
Mexico	1.0%
Other countries	16.2%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Dec 2019	$36,731,206	$36,652,266	$(78,940)
5-Year U.S. Treasury Note Futures	767	Long	Dec 2019	92,018,938	91,428,797	(590,141)
10-Year U.S. Treasury Note Futures	155	Short	Dec 2019	(20,458,202)	(20,196,016)	262,186
Ultra U.S. Treasury Bond Futures	396	Short	Dec 2019	(78,752,999)	(75,141,000)	3,611,999
						$3,205,104
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	2,900,000	USD	43,174	JPM	11/29/2019	$1,261	—
AUD	6,150,000	JPY	442,652,400	CITI	11/11/2019	139,928	—
BRL	547,000	USD	132,033	CITI	11/4/2019	4,359	—
BRL	1,437,000	USD	346,440	GSI	11/4/2019	11,869	—
BRL	1,082,000	USD	260,861	JPM	11/4/2019	8,931	—
BRL	547,000	USD	137,014	CITI	12/3/2019	—	$(873)
BRL	522,000	USD	130,775	GSI	12/3/2019	—	(856)
BRL	1,082,000	USD	270,984	JPM	12/3/2019	—	(1,689)
CLP	309,489,818	USD	428,023	CITI	11/27/2019	—	(10,459)
CLP	24,741,360	USD	34,112	JPM	11/27/2019	—	(731)
CZK	10,980,452	USD	464,761	CITI	11/8/2019	15,095	—
CZK	3,768,000	USD	159,722	GSI	11/8/2019	4,943	—
CZK	8,049,828	USD	340,809	JPM	11/8/2019	10,976	—
EUR	5,670,000	USD	6,246,072	GSI	11/12/2019	80,966	—
EUR	61,200	USD	67,588	CITI	11/27/2019	770	—
EUR	14,742,000	USD	16,394,151	JPM	11/27/2019	72,022	—
EUR	855,442	USD	954,973	JPM	1/24/2020	4,531	—
GBP	3,300,000	USD	4,256,761	CITI	11/4/2019	17,894	—
GBP	3,210,000	USD	4,105,435	GSI	11/4/2019	52,640	—
GBP	3,320,000	USD	4,084,493	JPM	11/4/2019	216,070	—
HUF	84,937,150	USD	287,713	GSI	11/29/2019	926	—
HUF	173,195,850	USD	586,468	JPM	11/29/2019	2,096	—
JPY	456,592,605	AUD	6,150,000	CITI	11/11/2019	—	(10,795)
MXN	40,550,000	USD	2,063,182	CITI	11/12/2019	42,217	—
MXN	4,500,000	USD	232,398	GSI	11/26/2019	727	—
THB	4,810,000	USD	158,208	CITI	11/18/2019	1,107	—
THB	20,864,664	USD	685,661	GSI	11/18/2019	5,408	—
THB	1,638,000	USD	53,835	JPM	11/18/2019	418	—
USD	137,230	BRL	547,000	CITI	11/4/2019	838	—
USD	355,057	BRL	1,437,000	GSI	11/4/2019	—	(3,252)
USD	271,416	BRL	1,082,000	JPM	11/4/2019	1,624	—
USD	8,397,789	CAD	11,040,000	JPM	11/27/2019	15,308	—
USD	301,000	COP	1,040,671,380	CITI	11/22/2019	—	(6,711)
USD	8,657,123	EUR	7,787,159	JPM	1/24/2020	—	(77,317)
USD	4,148,879	GBP	3,210,000	GSI	11/4/2019	—	(9,195)
USD	8,292,490	GBP	6,620,000	JPM	11/4/2019	—	(282,728)
USD	4,260,729	GBP	3,300,000	CITI	12/4/2019	—	(17,920)
USD	155,836	IDR	2,216,295,000	JPM	11/13/2019	—	(1,344)
USD	595,798	IDR	8,411,480,000	JPM	11/25/2019	—	(67)
USD	8,275,086	JPY	888,920,000	CITI	11/7/2019	42,631	—
USD	128,380	JPY	13,940,205	CITI	11/12/2019	—	(760)
USD	2,093,332	MXN	40,550,000	JPM	11/12/2019	—	(12,068)
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	324,614	MXN	6,373,981	CITI	11/26/2019	—	$(5,594)
USD	644,786	MXN	12,667,456	GSI	11/26/2019	—	(11,459)
USD	148,217	MXN	2,912,694	JPM	11/26/2019	—	(2,676)
USD	4,161,533	MXN	80,180,000	JPM	12/4/2019	$13,040	—
USD	216,958	PEN	729,000	CITI	12/20/2019	—	(697)
USD	80,016	PEN	268,821	GSI	12/20/2019	—	(245)
USD	796,803	RUB	52,231,500	GSI	11/15/2019	—	(16,560)
USD	595,354	ZAR	8,891,551	GSI	12/13/2019	9,985	—
ZAR	2,202,000	USD	149,473	GSI	12/13/2019	—	(4,505)
						$778,580	$(478,501)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.32	27,750,000	USD	$27,750,000	1.000%	Quarterly	Dec 2024	$1,366,821	$(118,533)	$1,248,288
Centrally cleared	CDX.NA.HY.33	35,850,000	USD	35,850,000	5.000%	Quarterly	Dec 2024	(2,340,326)	(437,459)	(2,777,785)
Centrally cleared	CDX.NA.IG.33	81,700,000	USD	81,700,000	1.000%	Quarterly	Dec 2024	(1,673,733)	(216,982)	(1,890,715)
				$145,300,000				$(2,647,238)	$(772,974)	$(3,420,212)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	27

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$4,042,359	—	$4,042,359	—
Foreign government obligations	95,470,750	—	95,470,750	—
Corporate bonds	322,107,557	—	322,107,557	—
Term loans	149,134,260	—	149,134,260	—
Collateralized mortgage obligations	111,450,585	—	111,450,585	—
Asset backed securities	80,357,937	—	80,357,937	—
Common stocks	131,588	$129	131,459	—
Escrow certificates	16,231	—	—	$16,231
Purchased options	30,747	—	30,747	—
Securities lending collateral	1,871,819	1,871,819	—	—
Short-term investments	70,127,860	70,127,860	—	—
Total investments in securities	$834,741,693	$71,999,808	$762,725,654	$16,231
Derivatives:
28	|

	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Assets
Futures	$3,874,185	$3,874,185	—	—
Forward foreign currency contracts	778,580	—	$778,580	—
Swap contracts	1,248,288	—	1,248,288	—
Liabilities
Futures	(669,081)	(669,081)	—	—
Forward foreign currency contracts	(478,501)	—	(478,501)	—
Swap contracts	(4,668,500)	—	(4,668,500)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	184,980	409,678	(407,626)	187,032	—	—	$106	$173	$1,871,819
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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